Curian Guidance - Interest Rate Opportunities Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Interest Rate Opportunities Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.55%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Interest Rate Opportunities Fund	158	490	845	1,845

Curian Guidance - Multi-Strategy Income Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Multi-Strategy Income Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Multi-Strategy Income Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.06%
Total Annual Fund Operating Expenses		1.33%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Multi-Strategy Income Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Multi-Strategy Income Fund	135	421	729	1,601

Curian Guidance - Growth Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Growth Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.16%
Total Annual Fund Operating Expenses		1.43%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Growth Fund	146	452	782	1,713

Curian Guidance - Institutional Alt 100 Conservative Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Conservative Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.64%
Total Annual Fund Operating Expenses		1.91%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Institutional Alt 100 Conservative Fund	194	600	1,032	2,233

Curian Guidance - Institutional Alt 100 Growth Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Growth Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.59%
Total Annual Fund Operating Expenses		1.86%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Institutional Alt 100 Growth Fund	189	585	1,006	2,180

Curian Guidance - International Opportunities Conservative Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Conservative Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.40%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - International Opportunities Conservative Fund	143	443	766	1,680

Curian Guidance - International Opportunities Moderate Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Moderate Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Moderate Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.24%
Total Annual Fund Operating Expenses		1.51%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Moderate Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - International Opportunities Moderate Fund	154	477	824	1,802

Curian Guidance - International Opportunities Growth Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Growth Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.31%
Total Annual Fund Operating Expenses		1.58%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - International Opportunities Growth Fund	161	499	860	1,878

Curian Guidance - Real Assets Fund
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Real Assets Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.16%
Total Annual Fund Operating Expenses		1.43%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Real Assets Fund	146	452	782	1,713